LONG-TERM INVESTMENT (Details Narrative) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 25, 2025 USD ($)	Sep. 25, 2025 CNY (¥)
Long-term investment, net			$ 722,606	¥ 5
Net investment income		$ 171,368
Suzhou Kerun [Member]
Equity ownership percentage			0.15%	0.15%